Accounts and Notes Receivables, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts and Notes Receivables, Net [Abstract]
Allowance for doubtful accounts	¥ 684	¥ 1,603
Write-off for doubtful accounts